[LOGO OMITTED]
                                    MET WEST
                                METROPOLITAN WEST


                             METROPOLITAN WEST FUNDS

                             TOTAL RETURN BOND FUND
                             LOW DURATION BOND FUND

                               SEMI-ANNUAL REPORT
                                   (Unaudited)
                                [GRAPHIC OMITTED]
                               September 30, 1997

                                                                October 28, 1997

                             METROPOLITAN WEST FUNDS

Dear Shareholder,

We are pleased to enclose the semi-annual report for the Metropolitan West Low Duration and Total Return Bond Funds for the period ending September 30, 1997. From the inception of the Funds on March 31, 1997, i.e., 6 days after the Federal Reserve raised short term interest rates, through September 30, 1997 the interest rate environment has been favorable to bond investors. Yields on two-year Treasury securities have fallen from 6.41% on March 31, 1997 to 5.78% at month-end September. Ten-year Treasury yields have fallen from 6.91% to 6.11% over the same period. This downward move of 63 and 80 basis points, respectively, has had a positive impact on the Net Asset Values of our Funds. The Low Duration Bond Fund Net Asset Value closed at 10.17 and the Total Return Bond Fund Net Asset Value closed at 10.43.

In addition, performance versus our benchmark indices was also strong. The Low Duration Bond Fund has returned an absolute 4.88% for the 6-month period versus the Merrill Lynch 1-3 Year U.S. Treasury Index* return of 4.21% over the same period. The Total Return Bond Fund returned 7.76% while the Lehman Aggregate Index* performance for the same period was 7.14%.

We welcome all of our new shareholders to the Funds and appreciate your support and confidence in our style of fixed income management. The portfolio managers of Metropolitan West Asset Management, LLC, (the adviser to the Funds) led by Tad Rivelle, Laird Landmann and Stephen Kane are pleased with their initial efforts to create high quality, highly diversified portfolios.

As always, our philosophy is to maintain open and frequent communications with our shareholders. Feel free to contact us at (310) 446-7727 if you have any comments, questions or suggestions.

Sincerely,

/S/Scott Dubchansky


Scott Dubchansky
President & Trustee

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. SHARE PRICES AND RETURNS WILL FLUCTUATE AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL INVESTMENT. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. U.S. TREASURY BONDS UNLIKE MUTUAL FUNDS ARE INSURED DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT THAT OFFER A FIXED RATE OF RETURN. *UNMANAGED INDICES.

    THE METROPOLITAN WEST FUNDS ARE DISTRIBUTED BY FPS BROKER SERVICES, INC.
            TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. DFU 11/97

                             TOTAL RETURN BOND FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                   (UNAUDITED)

                   PRINCIPAL
                  AMOUNT ($) ISSUES                                      VALUE
--------------------------------------------------------------------------------
BONDS--86.68%
ASSET BACKED--1.02%
                   $150,000  Household Affinity Credit Card Master
                             Trust I 1994-2 B, 7.200%, 12/15/99        $ 150,765
                                                                       ---------
CORPORATES--32.11%
Banks--9.89%        300,000  Advanta National Bank, 6.020%, 11/13/97     299,791
                    250,000  Capital One Bank, 8.125%, 03/01/00          259,777
                    500,000  MBNA Corp. (FRN) (MTN), 6.069%, 06/17/02    499,161
                    400,000  Skandinavinska Enskilda Banken (FRN),
                             6.781%, 06/29/49                            406,770
                                                                       ---------
                                                                       1,465,499
                                                                       ---------
Brokerage           400,000  Lehman Brothers Holdings, Inc. (FRN) (MTN),
Services--4.26%              6.319%, 03/17/07                            401,840
                    230,000  Salomon, Inc. (FRN) (MTN),
                             6.075%, 04/05/99                            229,118
                                                                       ---------
                                                                         630,958
                                                                       ---------
Electric
Utilities--8.66%    300,000  Alabama Power Co., 9.000%, 12/01/24         332,227
                    400,000  Arkansas Power & Light Co.,
                             8.750%, 03/01/26                            417,123
                    500,000  Long Island Lighting Co.,
                             8.900%, 07/15/19                            532,752
                                                                       ---------
                                                                       1,282,102
                                                                       ---------
 Industrial--4.26%  350,000  Cemex S.A., 10.750%, 07/15/00               376,496
                    250,000  RJR Nabisco, Inc., 8.300%, 04/15/99         255,107
                                                                       ---------
                                                                         631,603
                                                                       ---------
 Sovereign--2.19%    339,500 Republic of Argentina (FRN),
                             6.750%, 03/31/05                            324,053
                                                                       ---------
 Telecommunications 400,000  GTE Corp., 8.500%, 04/01/17                 421,492
 --2.85%                                                               ---------
                             TOTAL CORPORATES                          4,755,707
                                                                       ---------



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             TOTAL RETURN BOND FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                   (UNAUDITED)

                   PRINCIPAL
                  AMOUNT ($) ISSUES                                      VALUE
--------------------------------------------------------------------------------

MORTGAGE-BACKED--27.90%
 Non-Agency      $  168,622  Blackrock Capital Finance L.P.
 Mortgage-Backed             1997-R2 AP (FRN), 4.760%, 10/25/35        $ 167,532
 --16.24%           127,854  Citicorp Mortgage Securities, Inc.
                             1992-20 A4, 7.500%, 01/25/07                128,791
                    164,326  Collateralized Mortgage Obligation
                             Trust 57 D, 9.900%, 02/01/19                180,136
                  2,725,302  DLJ Mortgage Acceptance Corp.
                             1994-Q8 IIS (IO), 1.871%, 05/25/24          115,978
                    500,000  GE Capital Mortgage Services, Inc.
                             1994-6 A11, 6.500%, 04/25/24                448,290
                    300,000  Independent National Mortgage Corp.
                             1995-N A5, 7.500%, 10/25/25                 304,731
                 11,080,802  Nomura Asset Securities Corp.
                             1994-4A 2IO (IO), 1.394%, 09/25/24          327,161
                    221,452  Northwestern Acceptance Corp. I A 2,
                             13.324%, 02/20/18                           244,583
                    163,955  Residential Funding Mortgage Securities I
                             1993-S42 A10, 8.300%, 10/25/08              162,290
                    224,378  Resolution Trust Corp. 1995-2 B6 (FRN),
                             6.684%, 05/25/29                            214,438
                    470,590  Structured Mortgage Asset Residential
                             Trust 1991-7 I (IO), 14.313%, 12/25/22      111,765
                                                                       ---------
                                                                       2,405,695
                                                                       ---------
U.S. Agency Mortgage-
Backed--11.66%      140,629  Fannie Mae 1997-37 Z, 9.000%, 06/18/27      140,949
                  1,495,136  Freddie Mac 1164 O (IO), 6.391%, 11/15/06   230,251
                    227,786  Freddie Mac 1552 Q,
                             13.750%, 10/15/22                           247,401
                     95,942  Freddie Mac 1433 SE, 10.150%, 11/15/22       98,437
                    375,000  Freddie Mac 1950 SM,
                             15.400%, 04/15/27                           362,051
                    300,000  Freddie Mac 1951 SD,
                             16.500%, 04/15/27                           297,243
                    350,000  Freddie Mac 1963 SB,
                             15.600%, 06/15/27                           350,656
                                                                       ---------
                                                                       1,726,988
                                                                       ---------
                             TOTAL MORTGAGE-BACKED                     4,132,683
                                                                       ---------



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             TOTAL RETURN BOND FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                   (UNAUDITED)

                   PRINCIPAL
                  AMOUNT ($) ISSUES                                      VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENTS--25.65%
U.S. Agency
--0.93%          $  600,000  Fannie Mae, 0.000%, 10/09/19            $   137,786
                                                                     -----------
U.S. Treasury
--24.72%            370,000  U.S. Treasury Notes, 6.500%, 05/31/02       377,284
                    879,000  U.S. Treasury Notes, 5.750%, 08/15/03       865,816
                  1,050,000  U.S. Treasury Notes, 8.125%, 08/15/19     1,249,829
                  1,125,000  U.S. Treasury Notes, 6.750%, 08/15/26     1,168,243
                                                                     -----------
                                                                       3,661,172
                                                                     -----------
                             TOTAL U.S. GOVERNMENTS                    3,798,958
                                                                     -----------
                             TOTAL BONDS
                             (Cost $12,631,514)                       12,838,113
                                                                     -----------
CASH EQUIVALENTS--14.30%
 Commercial         424,000  American Bankers Insurance Group,
 Paper--14.30%                5.800%, 10/09/97                           423,454
                    500,000  Cox Communications, Inc.,
                             5.700%, 10/24/97                            498,179
                    400,000  CSX Corp., 5.700%, 11/03/97                 397,910
                    450,000  Occidental Petroleum Corp.,
                             5.700%, 10/21/97                            448,575
                    350,000  Whirlpool Corp., 5.680%, 10/23/97           348,785
                                                                     -----------
                             TOTAL CASH EQUIVALENTS
                             (Cost $2,116,903)                         2,116,903
                                                                     -----------
                             TOTAL INVESTMENTS--100.98%
                             (Cost $14,748,417*)                      14,955,016
                                                                     -----------
                             LIABILITIES, LESS CASH
                             AND OTHER ASSETS--(0.98)%                 (144,561)
                                                                     -----------
                             NET ASSETS--100.00%                     $14,810,455
                                                                     ===========
Notes:
 * Cost for Federal income tax purposes is $14,748,417 and net unrealized appreciation consists of:
      Gross unrealized appreciation               $260,969
      Gross unrealized depreciation                (54,370)
                                                  --------
         Net unrealized appreciation               206,599
                                                  ========
(FRN): Floating rate note -- The rate disclosed is that in effect at September 30, 1997.
(IO): Interest only
(MTN): Medium term note


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             LOW DURATION BOND FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                   (UNAUDITED)

                   PRINCIPAL
                  AMOUNT ($) ISSUES                                VALUE
--------------------------------------------------------------------------------

BONDS--74.46%
ASSET BACKED SECURITIES--0.85%
               $     78,359  Contimortgage Home Equity Loan Trust
                             1994-4 A6, 8.270%, 12/15/24            $     81,887
                    384,243  Olympic Automobile Receivables Trust
                             1994-B A2, 6.850%, 06/15/01                 387,974
                                                                    ------------
                                                                         469,861
                                                                    ------------
CORPORATES--38.02%
Banks--11.88%      500,000  Advanta National Bank (FRN),
                             5.880%, 10/10/97                            499,949
                  1,400,000  Advanta  National Bank, 6.020%, 11/13/97  1,398,948
                    900,000  Capital One Bank, 8.125%, 02/27/98          907,966
                    675,000  Capital One Bank, 8.125%, 03/01/00          701,398
                    100,000  First USA Bank, 6.125%, 10/30/97             99,998
                  1,000,000  Kansallis-Osake-Pankki (FRN),
                             7.830%, 09/30/43                          1,030,800
                    825,000  MBNA Corp. (FRN) (MTN),
                             6.039%, 09/13/01                            824,107
                  1,100,000  Skandinavinska Enskilda Banken (FRN),
                             6.781%, 06/29/49                          1,118,617
                                                                    ------------
                                                                       6,581,783
                                                                    ------------
Brokerage         1,600,000  Lehman Brothers Holdings, Inc.
Services--6.31%              (FRN) (MTN), 6.319%, 03/17/07             1,607,360
                    100,000  Salomon, Inc. (FRN) (MTN),
                             6.700%, 12/01/98                            100,141
                  1,800,000  Salomon, Inc. (FRN) (MTN),
                             6.200%, 02/15/99                          1,791,332
                                                                    ------------
                                                                       3,498,833
                                                                    ------------
Electric Utilities
--3.44%             600,000  Arkansas Power & Light Co.,
                             8.750%, 03/01/26                            625,685
                  1,200,000  Long Island Lighting Co.,
                             8.900%, 07/15/19                          1,278,606
                                                                    ------------
                                                                       1,904,291
                                                                    ------------



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             LOW DURATION BOND FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                   (UNAUDITED)

                   PRINCIPAL
                  AMOUNT ($) ISSUES                                    VALUE
--------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Finance--2.16%   $  500,000  AT&T Capital Corp. (MTN),
                             5.850%, 01/05/99                       $    498,903
                    100,000  Heller Financial Corp. (FRN) (MTN),
                             5.720%, 04/21/99                             99,824
                    600,000  Taubman Realty Group, Ltd. (FRN) (MTN),
                             6.619%, 07/26/99                            600,779
                                                                    ------------
                                                                       1,199,506
                                                                    ------------
Industrial
--4.93%           1,400,000  Cemex S.A., 10.750%, 07/15/00             1,505,984
                  1,000,000  RJR Nabisco, Inc., 7.625%, 09/01/00       1,023,705
                    100,000  Valassis Inserts, Inc., 9.375%, 03/15/99    103,235
                    100,000  Westinghouse Credit Corp. (MTN),
                             9.040%, 06/01/98                            101,666
                                                                    ------------
                                                                       2,734,590
                                                                    ------------
Insurance--0.18%    100,000  American Bankers Insurance Group
                             (FRN) (MTN), 6.400%, 04/12/00               100,954
                                                                    ------------
Sovereign--5.35%  1,164,000  Republic of Argentina (FRN),
                             6.750%, 03/31/05                          1,111,038
                  1,750,000  Republic of Finland, 9.625%, 04/01/28     1,850,842
                                                                    ------------
                                                                       2,961,880
                                                                    ------------
Telecommunications
--3.77%           1,600,000  GTE Corp., 8.500%, 04/01/17               1,685,968
                    400,000  Tele-Communications, Inc. (MTN),
                             7.140%, 02/03/98                            401,697
                                                                    ------------
                                                                       2,087,665
                                                                    ------------
                             TOTAL CORPORATES                         21,069,502
                                                                    ------------
MORTGAGE-BACKED--30.52%
Non-Agency Mortgage-
Backed--17.03%      674,488  Blackrock Capital Finance L.P.
                             1997-R2 AP (FRN), 4.760%, 10/25/35          670,130
                    543,312  Capstead Securities Corp. IV 1992-11 IB,
                             7.875%, 08/25/22                            555,629
                  1,278,543  Citicorp Mortgage Securities, Inc.
                             1992-20 A4, 7.500%, 01/25/07              1,287,915
                    253,150  Citicorp Mortgage Securities, Inc.
                             1994-3 A12, 9.000%, 02/25/24                251,845
                 15,297,866  DLJ Mortgage Acceptance Corp.
                             1994-Q8 IIS (IO), 1.871%, 05/25/24          651,016



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             LOW DURATION BOND FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                SEPTEMBER 30, 1997
                                   (UNAUDITED)

                   PRINCIPAL
                  AMOUNT ($) ISSUES                                     VALUE
--------------------------------------------------------------------------------

MORTGAGE-BACKED (CONTINUED)
Non-Agency       $  959,626  Northwestern Acceptance Corp. I A 2,
Mortgage-Backed              13.324%, 02/20/18                      $  1,059,859
(continued)       1,029,895  Resolution Trust Corp. 1992-C6 B,
                             7.700%, 07/25/24                          1,037,413
                  1,289,159  Ryland Acceptance Corp. IV 28 1,
                             11.500%, 12/25/16                         1,401,860
                    592,528  Ryland Mortgage Securities Corp.
                             1993-3 2E, 6.713%, 08/25/08                 594,039
                  1,554,759  Ryland Mortgage Securities Corp.
                             III 1992-D 1A (FRN), 7.963%, 09/25/22     1,584,153
                    341,117  SLH Mortgage Trust 1990-1 G,
                             9.600%, 03/25/21                            346,571
                                                                    ------------
                                                                       9,440,430
                                                                    ------------
 U.S. Agency
 Mortgage-Backed    176,000  Fannie Mae 1993-202 SJ,
 --13.49%                    9.000%, 11/25/23                            170,423
                  1,500,000  Fannie Mae 1993-206 SD,
                             10.000%, 11/25/23                         1,454,532
                    703,145  Fannie Mae 1997-37 Z, 9.000%, 06/18/27      704,745
                  1,495,136  Freddie Mac 1164 O (IO),
                             6.391%, 11/15/06                            230,251
                    941,108  Freddie Mac 1933 V, 8.000%, 11/15/25        946,773
                    300,000  Freddie Mac 1950 SM,
                             16.500%, 04/15/27                           297,243
                    650,000  Freddie Mac 1963 SB,
                             15.600%,  06/15/27                          651,219
                    460,749  Freddie Mac Gold 21 SG, 9.386%, 10/25/23    467,356
                    617,868  Freddie Mac Gold 41 ZB, 8.250%, 04/25/24    614,933
                     91,634  Government National Mortgage Association
                             1996-20 G, 7.500%, 08/20/19                  93,443
                    556,264  Government National Mortgage Association
                             Pool 2286, 8.500%, 09/20/26                 578,514
                     92,394  Government National Mortgage Association
                             Pool 2326, 8.500%, 11/20/26                  96,090
                  1,125,670  Government National Mortgage Association
                             Pool 2345, 8.500%, 12/20/26               1,170,696
                                                                    ------------
                                                                       7,476,218
                                                                    ------------
                             TOTAL MORTGAGE-BACKED                    16,916,648
                                                                    ------------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             LOW DURATION BOND FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                SEPTEMBER 30, 1997
                                   (UNAUDITED)

                   PRINCIPAL
                  AMOUNT ($) ISSUES                                    VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENTS--5.07%
U.S. Treasury    $2,500,000  U.S. Treasury Notes, 6.500%, 05/31/02   $ 2,549,220
--5.07%             250,000  U.S. Treasury Notes, 6.750%, 08/15/26       259,609
                                                                     -----------
                                                                       2,808,829
                                                                     -----------
                             TOTAL BONDS
                             (Cost $40,928,140)                       41,264,840
                                                                     -----------
CASH EQUIVALENTS--24.58%
Commercial          700,000  American Bankers Insurance Group,
Paper--24.58%                5.720%, 10/16/97                            698,332
                  1,645,000  Boston Scientific Corp.,
                             5.760%, 10/17/97                          1,640,789
                    800,000  Cox Communications, Inc.,
                             5.700%, 10/24/97                            797,087
                  1,000,000  CSX Corp., 5.700%, 11/03/97                 994,775
                  1,500,000  Green Tree Financial Corp.,
                             5.680%, 10/27/97                          1,493,847
                    900,000  Houston Industries, Inc.,
                             5.730%, 10/09/97                            898,854
                    430,000  Kerr-McGee Credit Corp.,
                             5.800%, 10/24/97                            428,407
                  2,200,000  Levi Strauss & Co., 5.750%, 11/14/97      2,184,539
                  1,500,000  Occidental Petroleum Corp.,
                             5.700%, 10/21/97                          1,495,250
                  1,500,000  Texas Utilities Co., 5.720%, 10/15/97     1,496,663
                  1,500,000  Whirlpool Corp., 5.700%, 11/12/97         1,490,025
                                                                     -----------
                             TOTAL CASH EQUIVALENTS
                             (Cost $13,618,568)                       13,618,568
                                                                     -----------
                             TOTAL INVESTMENTS--99.04%
                             (Cost $54,546,708*)                      54,883,408
                                                                     -----------
                             CASH AND OTHER ASSETS,
                             LESS LIABILITIES--0.96%                     533,825
                                                                     -----------
                             NET ASSETS--100.00%                     $55,417,233
                                                                     ===========
Notes :
* Cost for Federal income tax purposes is $54,546,708 and net unrealized appreciation consists of:
      Gross unrealized appreciation                $410,691
      Gross unrealized depreciation                 (73,991)
                                                   --------
          Net unrealized appreciation               336,700
                                                   ========
(FRN): Floating rate note -- The rate disclosed is that in effect at September 30, 1997.
(IO): Interest only
(MTN): Medium term note

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                             METROPOLITAN WEST FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1997
                                   (UNAUDITED)

                                                                   TOTAL RETURN    LOW DURATION
                                                                     BOND FUND      BOND FUND
                                                                   ------------    ------------
ASSETS:
Investments, at value (Cost $14,748,417 and
  $54,546,708, respectively) (Note 2)                               $14,955,016    $54,883,408
Cash and cash equivalents (Note 2)                                      127,844             --
Dividends and interest receivable                                       186,418        552,842
Receivable for securities sold                                          322,774             --
Deferred organizational costs (Note 2)                                   34,076         34,076
Due from Adviser (Note 4)                                                16,889             --
Other assets                                                             15,745         15,745
                                                                    -----------    -----------
    Total assets                                                     15,658,762     55,486,071
                                                                    -----------    -----------

LIABILITIES:
Payable for securities purchased                                        821,454             --
Due to Adviser                                                               --          8,632
Accrued expenses                                                         26,853         24,174
Other liabilities                                                            --         36,032
                                                                    -----------    -----------
    Total liabilities                                                   848,307         68,838
                                                                    -----------    -----------
    Net assets                                                      $14,810,455    $55,417,233
                                                                    ===========    ===========

NET ASSETS CONSIST OF:
Common stock, unlimited shares authorized, $0.01 par value,
  1,420,431 and 5,451,362 shares outstanding, respectively          $14,539,265    $54,980,468
Accumulated undistributed net realized gain on investments               64,591        100,065
Net unrealized appreciation on investments                              206,599        336,700
                                                                    -----------    -----------
                                                                    $14,810,455    $55,417,233
                                                                    ===========    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                 $10.43         $10.17
                                                                         ======         ======




                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                             METROPOLITAN WEST FUNDS
                            STATEMENTS OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997*
                                   (UNAUDITED)

                                                            TOTAL RETURN   LOW DURATION
                                                              BOND FUND      BOND FUND
                                                            ------------   ------------
INVESTMENT INCOME:
   Interest                                                  $   352,751    $ 1,235,664
                                                             -----------    -----------
        Total investment income                                  352,751      1,235,664
                                                             -----------    -----------
EXPENSES:
   Investment advisory fees (Note 4)                              24,657         81,734
   Transfer agent fees                                             7,546          8,384
   Administration fees                                            15,719         17,466
   Registration and filing fees                                   11,550         11,902
   Reports to shareholders                                         2,836          2,927
   Custodian fees                                                  8,551          9,501
   Accounting services                                            11,108         12,342
   Pricing fees                                                    1,106          3,073
   Legal fees                                                      4,567          4,830
   Insurance expenses                                              4,132          4,132
   Trustees' fees and expenses                                     4,111          4,347
   Auditing and tax consulting fees                                4,567          4,830
   Amortization of organizational expenses (Note 2)                3,526          3,526
   Miscellaneous expenses                                          3,654          3,864
                                                             -----------    -----------
        Total operating expenses                                 107,630        172,858
                                                             -----------    -----------
   Expenses waived and reimbursed (Note 4)                       (78,490)       (74,096)
                                                             -----------    -----------
        Net expenses                                              29,140         98,762
                                                             -----------    -----------
        Net investment income                                    323,611      1,136,902
                                                             -----------    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                               64,591        100,065
   Net change in unrealized appreciation
     on investments                                              206,599        336,700
                                                             -----------    -----------
   Net realized and unrealized gain on investments               271,190        436,765
                                                             -----------    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                   $   594,801    $ 1,573,667
                                                             ===========    ===========
* The Funds commenced operations on March 31, 1997.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                                               METROPOLITAN WEST FUNDS
                                          STATEMENTS OF CHANGES IN NET ASSETS


                                                    TOTAL RETURN              LOW DURATION
                                                     BOND FUND                 BOND FUND
                                                 ------------------       ------------------
                                                  SIX MONTHS ENDED         SIX MONTHS ENDED
                                                 SEPTEMBER 30, 1997       SEPTEMBER 30, 1997
                                                    (UNAUDITED)              (UNAUDITED)
                                                 ------------------       ------------------
OPERATIONS:
   Net investment income                            $    323,611             $  1,136,902
   Net realized gain on investments                       64,591                  100,065
   Net change in unrealized appreciation
     on investments                                      206,599                  336,700
                                                    ------------             ------------
   Net increase in net assets resulting
     from operations                                     594,801                1,573,667
                                                    ------------             ------------
DISTRIBUTIONS
   Dividends to shareholders from net
     investment income                                  (323,611)              (1,136,902)
                                                    ------------             ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                       15,285,025               62,395,891
   Shares issued in reinvestment of dividends
     and distributions                                   161,532                  802,837
   Cost of shares redeemed                              (957,292)              (8,268,260)
                                                    ------------             ------------
Net increase in net assets resulting from capital
   share transactions                                 14,489,265               54,930,468
                                                    ------------             ------------
Net increase in net assets                            14,760,455               55,367,233
Net assets at beginning of period                         50,000                   50,000
                                                    ------------             ------------
Net assets at end of period (including
   undistributed net investment income
   of $0 and $0, respectively)                      $ 14,810,455             $ 55,417,233
                                                    ============             ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                             METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS


THE  TABLE  BELOW  SETS  FORTH  FINANCIAL  DATA FOR ONE SHARE OF
CAPITAL  STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.


                                                    TOTAL RETURN              LOW DURATION
                                                     BOND FUND                 BOND FUND
                                                 ------------------       ------------------
                                                  SIX MONTHS ENDED         SIX MONTHS ENDED
                                                 SEPTEMBER 30, 1997*      SEPTEMBER 30, 1997*
                                                    (UNAUDITED)              (UNAUDITED)
                                                 ------------------       ------------------
Net Asset Value, Beginning of Period                  $10.00                    $10.00
                                                      ------                    ------
Income from Investment Operations:
   Net investment income                                0.34                      0.31
   Net realized and unrealized gain on investments      0.43                      0.17
                                                      ------                    ------
   Total from Investment Operations                     0.77                      0.48
                                                      ------                    ------
Less Distributions:
   Dividends from net investment income                (0.34)                    (0.31)
                                                      ------                    ------
   Total Distributions                                 (0.34)                    (0.31)
                                                      ------                    ------
Net Asset Value, End of Period                        $10.43                    $10.17
                                                      ======                    ======
Total Return (not annualized)                           7.76%                     4.88%
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)          $14,810                   $55,417
   Ratio of Expenses to Average Net Assets
     Before expense reimbursement                       2.40%+                    1.02%+
     After expense reimbursement                        0.65%+                    0.58%+
   Ratio of Net Income to Average Net Assets
     Before expense reimbursement                       5.46%+                    6.24%+
     After expense reimbursement                        7.21%+                    6.68%+
   Portfolio Turnover Rate                               112%                      110%
   Average Commission Rate Paid                          n/a                       n/a

*   The Funds commenced operations on March 31, 1997.
+  Annualized


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             METROPOLITAN WEST FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                   (UNAUDITED)



1. SUMMARY OF ORGANIZATION
   The Metropolitan West Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust on December 9, 1996 under the Investment Company Act of 1940, as amended. The Trust currently consists of three separate diversified portfolios (each a "Fund" and collectively, the "Funds"): Metropolitan West Total Return Bond Fund (the "Total Return Bond Fund"), Metropolitan West Low Duration Bond Fund (the "Low Duration Bond Fund") and the Metropolitan West Short-Term Investment Fund (the "Short-Term Investment Fund"). The Total Return Bond Fund and Low Duration Bond Fund commenced investment operations on March 31, 1997. The Short-Term Investment Fund was not operational at September 30, 1997.

   The Total Return Bond Fund seeks to maximize long-term total return. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The dollar-weighted average maturity will exceed its portfolio duration.

   The Low Duration Bond Fund and Short-Term Investment Fund seek to maximize current income, consistent with preservation of capital. Capital appreciation is a secondary consideration of the Funds. The Funds invest in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years in the Low Duration Bond Fund and up to one year in the Short-Term Investment Fund. The dollar-weighted average maturity for each Fund will exceed its portfolio duration.


2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Funds, except for the Short-Term Investment Fund, in the preparation of their financial statements in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

   SECURITY VALUATION:
   Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

   MORTGAGE-RELATED SECURITIES:
   The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

   Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U. S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

   The Funds may also invest in Collateralized Mortgage Obligations (CMOs). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit ("REMIC"). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

   The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). During the six months ended September 30, 1997, certain interest only securities were purchased as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund's limit on illiquid securities.

   INVESTMENT INCOME AND SECURITIES TRANSACTIONS:
   Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

   ORGANIZATION COSTS:
   Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations.

   DISTRIBUTIONS TO SHAREHOLDERS:
   Each Fund expects to declare dividends daily and pay them monthly to shareholders. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

   FEDERAL INCOME TAXES:
   The Funds have elected and qualify to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund is taxed as a separate entity under Subchapter M and must qualify on a separate basis. If so qualified, each Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any fiscal year which it distributes to its shareholders provided that at least 90% of its net investment income earned in the fiscal year is distributed. All dividends from net investment income together with distributions of short-term capital gains will be taxable as ordinary income to the shareholders even though paid in additional shares. Any net capital gains ("capital gains distributions") distributed to shareholders are taxable as mid-term or long-term capital gains to the shareholders regardless of the length of time a shareholder has owned his shares. The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

   CASH AND CASH EQUIVALENTS:
   The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

3. SECURITIES TRANSACTIONS
   PURCHASES AND SALES:
   Investment transactions for the six months ended September 30, 1997, excluding temporary short-term investments, were as follows:

                                        PURCHASES      PROCEEDS FROM SALES
                                       -----------     -------------------
   Total Return Bond Fund              $24,197,197         $11,176,308
   Low Duration Bond Fund               78,055,909          34,881,874

   The Funds invest excess cash in interest bearing deposits at The Bank of New York.

4. INVESTMENT ADVISORY SERVICES
   Under the Investment Advisory Agreement relating to the Funds, Metropolitan West Asset Management, LLC (the "Adviser"), a registered investment adviser, provides the Funds with investment management services. As compensation for these services, the Adviser charges the Total Return Bond Fund and the Low Duration Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.55% and 0.48%, respectively, of each Fund's average daily net assets. Certain officers and trustees of the Funds are also officers and directors of the Adviser. All officers serve without direct compensation from the Funds. Investment advisory fees and other transactions with affiliates, for the six months ended September 30, 1997, were as follows:


                                                         EXPENSES
                       INVESTMENT  VOLUNTARY            WAIVED AND
                        ADVISORY    EXPENSE   ADVISORY  REIMBURSED    DUE FROM
                        FEE RATE   LIMITATION   FEES    BY ADVISER    ADVISER
                        --------- ----------- --------  ----------   ----------
  Total Return Bond Fund  0.55%      0.65%    $24,657     $78,490     $16,889
  Low Duration Bond Fund  0.48       0.58      81,734      74,096          --

5. CAPITAL SHARE TRANSACTIONS:
   Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:



                                        TOTAL RETURN BOND FUND    LOW DURATION BOND FUND
                                       ------------------------  ------------------------
                                       FOR THE SIX MONTHS ENDED  FOR THE SIX MONTHS ENDED
                                          SEPTEMBER 30, 1997        SEPTEMBER 30, 1997
                                              (UNAUDITED)               (UNAUDITED)
                                       ------------------------  ------------------------
    Increase in Fund shares:
        Shares outstanding at
          beginning of period                     5,000                     5,000
        Shares sold                           1,493,052                 6,185,618
        Shares issued through
          reinvestment of dividends              15,597                    79,294
        Shares redeemed                         (93,218)                 (818,550)
                                              ---------                 ---------
    Net increase in Fund shares               1,415,431                 5,446,362
                                              ---------                 ---------
    Shares outstanding at end of period       1,420,431                 5,451,362
                                              =========                 =========

                                BOARD OF TRUSTEES
                               Scott B. Dubchansky
                                 Keith T. Holmes
                             Martin Luther King III
                                James M. Lippman
                              Daniel D. Villanueva

                                    OFFICERS
                               Scott B. Dubchansky
                      Chairman of the Board, President and
                           Principal Executive Officer

                              Richard H. Schweitzer
              Treasurer, Principal Accounting and Financial Officer

                                  Edward Curiel
                        Secretary and Assistant Treasurer



                ADVISER:                                 AUDITORS:
 Metropolitan West Asset Management, LLC           Deloitte & Touche LLP
  10880 Wilshire Boulevard, Suite 2020      1000 Wilshire Boulevard, Suite 1500
          Los Angeles, CA 90024                    Los Angeles, CA 90017

               CUSTODIAN:                              DISTRIBUTOR:
          The Bank of New York                   FPS Broker Services, Inc.
             48 Wall Street                 3200 Horizon Drive, P.O. Box 61503
           New York, NY 10286                    King of Prussia, PA 19406

             TRANSFER AGENT:                          LEGAL COUNSEL:
           FPS Services, Inc.              Paul, Hastings, Janofsky & Walker LLP
   3200 Horizon Drive, P.O. Box 61503        345 California Street, 29th Floor
        King of Prussia, PA 19406                 San Francisco, CA 94104




                                 [Logo Omitted]
                                    MET WEST
                                METROPOLITAN WEST




                      For Additional Information about the
                          Metropolitan West Funds call:
                                (310) 446-7727 or
                           (800) 241-4671 (toll-free)



THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.